ISSUANCE OF ORDINARY SHARES (Details)	1 Months Ended	12 Months Ended
	Jan. 22, 2014 USD ($) shares	Dec. 31, 2014 CNY (¥)	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 $ / shares shares
REFERRED SHARES [Line Items]
Authorized capital | $			$ 10,000
Ordinary shares, shares authorized			500,000,000	500,000,000
Ordinary shares, par value | $ / shares			$ 0.00002	$ 0.00002
Issuance of shares	$ 126,300,000	¥ 769,146,293
Ordinary shares, shares issued			128,456,466	127,197,130
Ordinary shares, shares outstanding			126,733,266	125,473,930
Issuance of shares (in shares)	15,000,000
American Depositary Shares [Member]
REFERRED SHARES [Line Items]
Issuance of shares (in shares)	3,750,000